Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share
Earnings Per Share

19. Earnings Per Share

Basic and diluted net earnings per share have been calculated in accordance with ASC 260 “Earnings Per Share” for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the Year Ended December 31,
	2023	2024	2025
Numerator:
Net income attributable to ordinary shareholders of Li Auto Inc.	11,704,133	8,032,350	1,124,438
Dilution effect arising from convertible debt	32,657	33,451	33,547
Net income attributable to ordinary shareholders of Li Auto Inc. for computing diluted net earnings per share	11,736,790	8,065,801	1,157,985

Denominator:
Weighted average ordinary shares outstanding—basic	1,967,863,759	1,993,191,951	2,015,070,194
Effects of dilutive securities
Options and RSUs	86,651,528	75,220,374	66,796,228
Convertible debt	60,861,105	60,861,105	60,861,105
Weighted average ordinary shares outstanding—diluted	2,115,376,392	2,129,273,430	2,142,727,527

Basic net earnings per share attributable to ordinary shareholders of Li Auto Inc.	5.95	4.03	0.56
Diluted net earnings per share attributable to ordinary shareholders of Li Auto Inc.	5.55	3.79	0.54

For the years ended December 31, 2023, 2024 and 2025, the Company had ordinary equivalent shares, including options and RSUs granted and convertible debt issued. For the years ended December 31, 2024 and 2025, options and RSUs of 2,067,928 and 7,781,892 on a weighted average basis were respectively excluded from the calculation of diluted net earnings per share because of their anti-dilutive effect.